FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period		$ 29,548
Net realized and unrealized losses recognized in earnings	$ 1,872	(3,835)
Plan contributions	1,153	458
Plan distributions	(3,021)	$ (4,306)
Balance at end of period	21,869
Realized losses	(300)
Unrealized losses	$ (1,600)